Series D Preferred Stock (Details Narrative) - USD ($)		May 03, 2023	May 04, 2025	Jun. 30, 2023	Dec. 31, 2022
Preferred shares authorised				50,000,000	50,000,000
Share price				$ 0.25
PIPE Investor [Member]
Proceeds from sale of property held for sale		$ 17,300,000
Issuance of common stock for investment, shares		17,376
Series D Preferred Stock [Member]
Preferred shares authorised				50,000	50,000
Preferred shares par value		$ 0.01		$ 0.01	$ 0.01
Preferred state value		$ 1,000		$ 1,000
Share price		$ 0.175
Redemption share price	[1]	$ 725.57
Conversion of secured convertible debenture to Common stock, shares		4,423
Series D Preferred Stock [Member] | Forecast [Member]
Redemption share price			$ 1,050
Series D Preferred Stock [Member] | Maximum [Member]
Share price		$ 0.2975
Series A Warrants [Member] | PIPE Investor [Member]
Number of warrants issued		99,292,858
Series B Warrants [Member] | PIPE Investor [Member]
Number of warrants issued		99,292,858

[1]	Fair value calculated as described above on May 3, 2023.